Income taxes - Open tax years subject to examination (Details)	12 Months Ended
Dec. 31, 2021
Europe [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2015
United States [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2018
Rest of Americas [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2017
China [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2012
Rest of Asia, Middle East and Africa [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2011